Segment information (Detail) - Financial Results - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Revenues	$ 106,746	$ 71,647
Net income (loss) attributable to Nevsun shareholders	(4,502)	(11,574)
Europe [Member]
Statement Line Items [Line Items]
Revenues
Cost of sales
Net income (loss) attributable to Nevsun shareholders	(5,586)	(10,738)
Africa [Member]
Statement Line Items [Line Items]
Revenues	106,746	71,647
Cost of sales	83,362	59,799
Net income (loss) attributable to Nevsun shareholders	7,522	3,664
North America [Member]
Statement Line Items [Line Items]
Revenues
Cost of sales
Net income (loss) attributable to Nevsun shareholders	(6,438)	(4,500)
Total [Member]
Statement Line Items [Line Items]
Revenues	106,746	71,647
Cost of sales	83,362	59,799
Net income (loss) attributable to Nevsun shareholders	$ (4,502)	$ (11,574)